OTHER PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables

	As of December 31,
	2021	2022
	RMB	RMB

Merchants deposits (1)	56,335	42,452
Supplier deposits (2)	51,181	32,997
Salaries and welfare payable	36,054	28,735
Taxes payable	26,396	15,531
Accrued marketing and other operational expenses	14,844	12,682
Accrued professional fees	8,030	10,165
IT related service fees	4,621	2,839
Others	5,325	126

Total other payable and accrued liabilities	202,786	145,527

(1)
The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.

(2)	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.